Retirement Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.50%	7.25%
Additional eligible compensation after IRS limit					$ 175,000
Defined benefit Pension Plan vesting period	3 years			5 years
Accumulated other comprehensive loss	(2,287,000,000)	(3,300,000,000)
Decrease in accumulated other comprehensive loss	87,000,000
Amortization of net credit included in 2013 estimated periodic expense	43,000,000
Ultimate health care cost	5.00%	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Deferred Compensation Arrangement with Individual, Maximum Employer Contribution	50,000
Expenses for material defined contribution plans	32,000,000	30,000,000	35,000,000
Discretionary matching contributions made during period	0
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	91,000,000
Company contributions	150,000,000	340,000,000
Expected contributions	300,000,000
Net periodic pension cost	118,000,000	188,000,000	151,000,000
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	5,000,000
Expected contributions	35,000,000
Net periodic pension cost	11,000,000	26,000,000	11,000,000
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Amortization period of prior service cost	3 years
Net periodic pension cost	(26,000,000)	3,000,000	20,000,000
Amortization of net credit to be included in net periodic expense	31,000,000
Split-dollar Life Insurance Arrangement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	5,000,000
Actuarial present value of the future death benefits	$ 51,000,000	$ 58,000,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized gains (losses) expected amortization period		5 years
Amortization period of prior service cost	10 years
Unrecognized Gains (Losses) Amortization Periods Range	5 years	3 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Unrecognized gains (losses) expected amortization period	28 years
Amortization period of prior service cost	12 years
Unrecognized Gains (Losses) Amortization Periods Range	28 years	13 years